Derivative financial instruments - Derivatives held for trading and risk management (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 52,975,278	£ 48,032,325
Derivatives held for trading | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	301,647	261,678
Derivative liabilities held for trading	(288,573)	(255,747)
Derivatives held for trading | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	255,708	222,663
Derivative liabilities held for trading	(241,697)	(216,604)
Derivatives held for trading | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,920	2,968
Derivative liabilities held for trading	(4,165)	(2,862)
Derivatives held for trading | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	42,019	36,047
Derivative liabilities held for trading	(42,711)	(36,281)
Derivatives held for trading | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	52,689,773	47,812,774
Derivatives held for trading | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	21,734,651	20,811,811
Derivatives held for trading | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	23,148,402	20,164,012
Derivatives held for trading | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	7,806,720	6,836,951
Derivatives held for trading | Foreign exchange derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	109,288	76,140
Derivative liabilities held for trading	(103,918)	(74,437)
Derivatives held for trading | Foreign exchange derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	108,833	75,959
Derivative liabilities held for trading	(103,439)	(74,226)
Derivatives held for trading | Foreign exchange derivatives | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	440	171
Derivative liabilities held for trading	(473)	(208)
Derivatives held for trading | Foreign exchange derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	15	10
Derivative liabilities held for trading	(6)	(3)
Derivatives held for trading | Foreign exchange derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	5,908,087	5,824,856
Derivatives held for trading | Foreign exchange derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	5,775,206	5,705,108
Derivatives held for trading | Foreign exchange derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	113,455	99,664
Derivatives held for trading | Foreign exchange derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	19,426	20,084
Derivatives held for trading | Interest rate derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	134,496	125,846
Derivative liabilities held for trading	(121,290)	(114,803)
Derivatives held for trading | Interest rate derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	129,920	123,819
Derivative liabilities held for trading	(116,752)	(113,051)
Derivatives held for trading | Interest rate derivatives | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,319	1,122
Derivative liabilities held for trading	(2,371)	(845)
Derivatives held for trading | Interest rate derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	2,257	905
Derivative liabilities held for trading	(2,167)	(907)
Derivatives held for trading | Interest rate derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	42,506,611	38,816,432
Derivatives held for trading | Interest rate derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	14,924,915	14,216,846
Derivatives held for trading | Interest rate derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	21,927,570	19,398,748
Derivatives held for trading | Interest rate derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	5,654,126	5,200,838
Derivatives held for trading | Credit derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,423	5,682
Derivative liabilities held for trading	(6,052)	(6,561)
Derivatives held for trading | Credit derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,262	4,007
Derivative liabilities held for trading	(4,731)	(4,752)
Derivatives held for trading | Credit derivatives | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,161	1,675
Derivative liabilities held for trading	(1,321)	(1,809)
Derivatives held for trading | Credit derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,727,220	1,272,104
Derivatives held for trading | Credit derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	619,843	606,504
Derivatives held for trading | Credit derivatives | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,107,377	665,600
Derivatives held for trading | Equity and stock index derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	48,665	51,723
Derivative liabilities held for trading	(53,498)	(57,642)
Derivatives held for trading | Equity and stock index derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	12,679	18,822
Derivative liabilities held for trading	(16,724)	(24,468)
Derivatives held for trading | Equity and stock index derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	35,986	32,901
Derivative liabilities held for trading	(36,774)	(33,174)
Derivatives held for trading | Equity and stock index derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	2,334,889	1,747,761
Derivatives held for trading | Equity and stock index derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	410,276	278,683
Derivatives held for trading | Equity and stock index derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	1,924,613	1,469,078
Derivatives held for trading | Commodity derivatives | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,775	2,287
Derivative liabilities held for trading	(3,815)	(2,304)
Derivatives held for trading | Commodity derivatives | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	14	56
Derivative liabilities held for trading	(51)	(107)
Derivatives held for trading | Commodity derivatives | Fair value | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	3,761	2,231
Derivative liabilities held for trading	(3,764)	(2,197)
Derivatives held for trading | Commodity derivatives | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	212,966	151,621
Derivatives held for trading | Commodity derivatives | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	4,411	4,670
Derivatives held for trading | Commodity derivatives | Derivatives | Exchange traded derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	208,555	146,951
Derivatives held for risk management | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	733	894
Derivative liabilities held for risk management	(1,047)	(1,136)
Derivatives held for risk management | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	733	894
Derivative liabilities held for risk management	(1,047)	(1,125)
Derivatives held for risk management | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	(11)
Derivatives held for risk management | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	285,505	219,551
Derivatives held for risk management | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	23,988	19,283
Derivatives held for risk management | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	261,517	200,268
Derivatives held for risk management | Derivatives designated as cash flow hedges | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	549	798
Derivative liabilities held for risk management	(212)	(3)
Derivatives held for risk management | Derivatives designated as cash flow hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	155,483	114,313
Derivatives held for risk management | Fair value hedges | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	83	59
Derivative liabilities held for risk management	(815)	(1,129)
Derivatives held for risk management | Fair value hedges | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	126,060	102,815
Derivatives held for risk management | Derivatives designated as hedges of net investments | Fair value
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	101	37
Derivative liabilities held for risk management	(20)	(4)
Derivatives held for risk management | Derivatives designated as hedges of net investments | Derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	3,962	2,423
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as cash flow hedges | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	549	798
Derivative liabilities held for risk management	(211)	0
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as cash flow hedges | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	11,946	7,592
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as hedges of net investments | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	101	37
Derivative liabilities held for risk management	(20)	(4)
Derivatives held for risk management | Foreign exchange derivatives | Derivatives designated as hedges of net investments | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	3,962	2,423
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	(1)	(3)
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	266	788
Derivatives held for risk management | Interest rate derivatives | Derivatives designated as cash flow hedges | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	143,271	105,933
Derivatives held for risk management | Interest rate derivatives | Fair value hedges | Fair value | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	83	59
Derivative liabilities held for risk management	(815)	(1,118)
Derivatives held for risk management | Interest rate derivatives | Fair value hedges | Fair value | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	(11)
Derivatives held for risk management | Interest rate derivatives | Fair value hedges | Derivatives | OTC derivatives
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	7,814	8,480
Derivatives held for risk management | Interest rate derivatives | Fair value hedges | Derivatives | Derivatives cleared by central counterparty
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	£ 118,246	£ 94,335